Obligation to Deliver Digital Assets (Tables)	6 Months Ended
Jun. 30, 2025
Obligation to Deliver Digital Assets [Abstract]
Schedule of Obligation to Deliver Digital Assets

The following table presents additional information about obligation to deliver digital assets for the six months ended June 30, 2025:

For the Six Months Ended June 30,
2025
Opening balance	$-
Initial recognition of obligation to deliver digital assets	1,560,000
Changes in fair value of obligation to deliver digital assets	37,835
$1,597,835